The fair value of investment property (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
The fair value of investment property [Abstract]
Land and buildings	[1]	₩ 1,254,149	₩ 1,062,195

[1]	Fair value of investment properties is estimated based in the recent market transaction conditions with an independent third party and certain significant unobservable inputs. Accordingly, fair value of investment properties is classified as level 3.